Stockholders' Equity	12 Months Ended
Sep. 30, 2017
Equity [Abstract]
Stockholders' Equity
STOCKHOLDERS' EQUITY

The Company and the Bank are subject to various regulatory capital requirements. Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios (set forth in the following table) of Common Equity Tier 1, Tier 1 and Total capital to risk weighted assets (as defined in the regulations) and Tier 1 capital to average assets (as defined in the regulations). Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary action by regulators that, if undertaken, could have a direct material effect on the Company's financial statements. The Company and the Bank are also subject to certain restrictions on the amount of dividends that they may declare without prior regulatory approval.

As of September 30, 2017, and 2016, the Company and the Bank met all capital adequacy requirements to which they are subject, and the OCC categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized, the Bank must maintain minimum Common Equity Tier 1, Tier 1 risk-based, Total risk-based and Tier 1 leverage ratios as set forth in the following table. The Bank's actual capital amounts and ratios as of these dates are also presented. There are no conditions or events since that management believes have changed the Bank's categorization.

	Actual		Capital Adequacy Guidelines	Categorized as Well Capitalized Under Prompt Corrective Action Provisions
	Capital	Ratio	Ratio	Ratio
September 30, 2017	(In thousands)
Common Equity Tier 1 risk-based capital ratio:
The Company	$1,701,327	16.67%	4.50%	NA
The Bank	1,668,314	16.35	4.50	6.50%
Tier 1 risk-based capital ratio:
The Company	1,701,327	16.67	6.00	NA
The Bank	1,668,314	16.35	6.00	8.00
Total risk-based capital ratio:
The Company	1,828,935	17.92	8.00	NA
The Bank	1,795,929	17.60	8.00	10.00
Tier 1 leverage ratio:
The Company	1,701,327	11.49	4.00	NA
The Bank	1,668,314	11.27	4.00	5.00

September 30, 2016
Common Equity Tier 1 risk-based capital ratio:
The Company	$1,690,380	17.54%	4.50%	NA
The Bank	1,668,828	17.32	4.50	6.50%
Tier 1 risk-based capital ratio:
The Company	1,690,380	17.54	6.00	NA
The Bank	1,668,828	17.32	6.00	8.00
Total risk-based capital ratio:
The Company	1,807,740	18.76	8.00	NA
The Bank	1,786,188	18.54	8.00	10.00
Tier 1 leverage ratio:
The Company	1,690,380	11.60	4.00	NA
The Bank	1,668,828	11.45	4.00	5.00

At periodic intervals, the Federal Reserve, the OCC and the FDIC routinely examine the Company's and the Bank's financial statements as part of their oversight. Based on their examinations, these regulators can direct that the Company's or Bank's financial statements be adjusted in accordance with their findings.

The Company and the Bank are subject to regulatory restrictions on paying dividends.

The Company has an ongoing share repurchase program and 3,137,178 shares were repurchased during 2017 at a weighted average price of $31.36. In 2016, 3,867,563 shares were repurchased at a weighted average price of $22.72. As of September 30, 2017, management had authorization from the Board of Directors to repurchase up to 1,902,412 additional shares.

In connection with the 2008 Troubled Asset Relief Program ("TARP"), the Company issued 1,707,456 warrants to purchase common stock at an exercise price of $17.57. In 2017, the Company repurchased 478,399 of these warrants with a value of $7,631,576. Warrants remaining outstanding were 330,217 as of September 30, 2017, and 808,616 as of September 30, 2016, and they have an expiration date of November 14, 2018. The outstanding warrants are considered in the calculation of diluted shares outstanding using the treasury stock method.
The following table sets forth information regarding earnings per share calculations.

Year ended September 30,	2017	2016	2015

Weighted average shares outstanding	88,905,457	91,399,038	95,644,639
Weighted average dilutive warrants	242,979	440,366	340,016
Weighted average dilutive options	75,771	73,514	69,304
Weighted average diluted shares	89,224,207	91,912,918	96,053,959

Net income (In thousands)	$173,532	$164,049	$160,316
Basic EPS	$1.95	$1.79	$1.68
Diluted EPS	1.94	1.78	1.67